FINANCIAL INSTRUMENTS - Foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Foreign currency risk
FINANCIAL INSTRUMENTS
Transaction exposure	$ 600	$ 1,242